Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Related Party Transaction [Line Items]
Deposits from principal officers, directors, and their affiliates	$ 7,047		5,543
Rent Expense	1,222	559
Downtown Franklin [Member]
Related Party Transaction [Line Items]
Lease agreement term			15 years
Lease agreement date			May 07, 2010
Berry Farms Branch [Member]
Related Party Transaction [Line Items]
Lease agreement term			15 years
Lease agreement date			Jun. 12, 2013
Related Parties [Member]
Related Party Transaction [Line Items]
Construction of leasehold improvements	1,088		3,152
Procurement of various insurance policies	$ 70		212
Downtown Franklin Two [Member]
Related Party Transaction [Line Items]
Lease agreement term			15 years
Cool Springs Franklin [Member]
Related Party Transaction [Line Items]
Lease agreement term			15 years